Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000007825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000007825 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007825 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000007826 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007826 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000007826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000007826 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007826 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007826 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007826 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000007828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007828 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007828 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007828 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007828 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007828 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000007828 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000007829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000007829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007829 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007829 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007829 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007829 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007829 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000007829 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.90%